Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2023
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized

in their entirety with continuing involvement
Continuing involvement in

a transferred and

fully derecognized financial

asset may result from

contractual provisions in
the particular transfer

agreement or from

a separate

agreement, with the

counterparty or

a third party,

entered into

in
connection with the transfer.

The fair

value and

carrying amount of

UBS AG’s continuing

involvement from

transferred positions

as of

31 December
2023 and

31 December

2022 was

not material.

Life-to-date

losses reported

in prior

periods primarily

relate

to legacy
positions in securitization vehicles that have been fully marked down, with no remaining exposure to loss.